3. Summary of Significant Accounting Policies (Sept 2018 Note) (Details Narrative) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 26,000	$ 17,000	$ 14,000
Allowance for potential discounts, returns, distributor fees and rebates	1,103,000	1,275,000
Inventory reserves	$ 128,000	$ 111,000	$ 61,000